Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment, Net (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	₨ 96,803	$ 1,284.1	₨ 74,705
Less: Accumulated depreciation	9,246	122.6	6,460
Property plant and equipment, subtotal	87,557	1,161.5	68,245
Property plant and equipment, net	95,993	1,273.4	83,445
Plant and Machinery (Solar Power Plants) [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	₨ 90,995	1,207.0	70,028
Plant and Machinery (Solar Power Plants) [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	25 years
Plant and Machinery (Solar Power Plants) [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	35 years
Leasehold Improvements - Solar Power Plant [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	₨ 5,483	72.7	4,392
Leasehold Improvements - Solar Power Plant [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	25 years
Leasehold Improvements - Solar Power Plant [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	35 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	5 years
Property plant and equipment, gross	₨ 12	0.2	11
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	5 years
Property plant and equipment, gross	₨ 69	0.9	70
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	₨ 27	0.4	20
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	1 year
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	5 years
Computers [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	3 years
Property plant and equipment, gross	₨ 91	1.2	67
Leasehold Improvements - Office [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	₨ 126	1.7	117
Leasehold Improvements - Office [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	1 year
Leasehold Improvements - Office [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	3 years
Freehold Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, net	₨ 2,910	38.6	2,483
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, net	₨ 5,526	$ 73.3	₨ 12,717